SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.0001
Ordinary shares, shares authorized	80,000,000,000	80,000,000,000
Ordinary shares, shares issued	3,265,433,590	3,255,971,250
Ordinary shares, shares outstanding	3,112,413,730	3,120,746,090		3,108,425,680	2,859,026,090
Treasury shares, shares	153,019,860	30,974,040
Parent Company
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	80,000,000,000	80,000,000,000
Ordinary shares, shares issued	3,265,433,590	3,255,971,250
Ordinary shares, shares outstanding	3,112,413,730	3,120,746,090
Treasury shares, shares	153,019,860	30,974,040